Mortgage Banking Activities, Managed Servicing Portfolio (Details) - USD ($) $ in Billions	Dec. 31, 2019	Dec. 31, 2018
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	$ 1,629	$ 1,707
Total managed servicing portfolio	$ 2,107	$ 2,175
Ratio of MSRs to related loans serviced for others	0.79%	0.94%
Residential mortgage servicing rights [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	$ 1,063	$ 1,164
Owned loans serviced (1)	343	334
Subserviced for others	2	4
Total managed servicing portfolio	1,408	1,502
Commercial mortgage servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	566	543
Owned loans serviced (1)	124	121
Subserviced for others	9	9
Total managed servicing portfolio	$ 699	$ 673